Schedule of Customer and Supplier Concentrations (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Accounts receivables	$ 306,462	$ 304,864
Cost of revenues	$ 1,508,546		$ 1,261,676
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	51.50%	51.80%
Accounts receivables	$ 157,688	$ 157,843
Supplier Concentration Risk [Member] | Supplier A [Member] | Costs of Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.50%		22.60%
Cost of revenues	$ 363,923		$ 336,245
Supplier Concentration Risk [Member] | Supplier B [Member] | Costs of Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.30%		18.90%
Cost of revenues	$ 296,169		$ 280,564
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.10%	56.70%
Accounts payables	$ 6,812	$ 21,550
Supplier Concentration Risk [Member] | Supplier C (Related Party) [Member] | Costs of Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	4.90%		12.80%
Cost of revenues	$ 78,634		$ 190,399
Supplier Concentration Risk [Member] | Supplier [Member] | Costs of Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	45.70%		54.30%
Cost of revenues	$ 738,726		$ 807,208